Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ 911	$ (469)	$ (1,105)
Changes attributable to divestments, before tax	15	7
Foreign currency translation adjustments, before tax	923	(462)	(1,105)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	1		(8)
Reclassification adjustments for net (gains) losses included in net income, before tax			1
Net change during the year	1		(7)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(20)	(46)	113
Net actuarial gains (losses) arising during the year, before tax	(184)	38	285
Amortization of prior service cost included in net income, before tax	6	28	29
Amortization of net actuarial loss included in net income, before tax	90	85	113
Net losses from pension settlements included in net income, before tax	13	37	15
Changes attributable to divestments, before tax	8
Net change during the year	(87)	142	555
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	45	21	(26)
Reclassification adjustments for net (gains) losses included in net income, before tax	(26)	(7)	39
Changes attributable to divestments, before tax	(4)
Net change during the year	15	14	13
Total other comprehensive income (loss), before tax	852	(306)	(544)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	1	(12)	47
Foreign currency translation adjustments, tax effect	1	(12)	47
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect			1
Unrealized gains (losses) on available-for-sale securities, tax effect			1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	4	6	(25)
Net actuarial gains (losses) arising during the year, tax effect	45	6	(75)
Amortization of prior service cost included in net income, tax effect		(2)	(3)
Amortization of net actuarial loss included in net income, tax effect	(27)	(23)	(31)
Net losses from pension settlements included in net income, tax effect	(4)	(11)	(6)
Changes attributable to divestments, tax effect	(2)
Net change during the year	16	(24)	(140)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(7)	(5)	6
Reclassification adjustments for net (gains) losses included in net income, tax effect	4	1	(9)
Changes attributable to divestments, tax effect	1
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	(2)	(4)	(3)
Total other comprehensive income (loss), tax effect	15	(40)	(95)
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments, net of tax	912	(481)	(1,058)
Changes attributable to divestments, net of tax	12	7
Foreign currency translation adjustments	924	(474)	(1,058)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	1		(7)
Reclassification adjustments for net (gains) losses included in net income, net of tax			1
Unrealized gains (losses) on available-for-sale securities	1		(6)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(16)	(40)	88
Net actuarial gains (losses) arising during the year, net of tax	(139)	44	210
Amortization of prior service cost included in net income, net of tax	6	26	26
Amortization of net actuarial loss included in net income, net of tax	63	62	82
Net losses from pension settlements included in net income	9	26	9
Changes attributable to divestments, net of tax	6
Net change, net of tax	(71)	118	415
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	38	16	(20)
Reclassification adjustments for net (gains) losses included in net income, net of tax	(22)	(6)	30
Changes attributable to divestments, net of tax	(3)
Unrealized gains (losses) of cash flow hedge derivatives	13	10	10
Total other comprehensive income (loss), net of tax	867	(346)	(639)
Foreign currency translation adjustments
Foreign currency translation adjustments, before tax:
Changes attributable to divestments, before tax	12	7
Foreign currency translation adjustments, net of tax
Changes attributable to divestments, net of tax	12	7
Cash flow hedge derivatives, net of tax
Total other comprehensive income (loss), net of tax	$ 924	$ (474)	$ (1,058)